Fair Value Measurements - Narrative (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 30, 2018
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair value inputs, volatility factor	74.80%	84.10%	51.90%
Fair value inputs, risk-free interest rate	1.39%	0.85%	1.31%
Fair value inputs, discount on lack of marketability	21.00%	33.00%	34.00%
Carrying value
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term debt fair value disclosure	$ 971.0	$ 878.2		$ 969.0
Estimate fair value
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term debt fair value disclosure	$ 993.8	$ 907.1		$ 985.8